Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

As of December 31, 2019, 2020 and 2021, the balances are comprised of the following:

	December 31, 2019		December 31, 2020		December 31, 2021
Cash	Ps.	3,593,756	Ps.	6,068,555	Ps.	1,475,210
Investments of cash surpluses		3,897,894		7,840,689		10,656,679
Cash equivalents designated for expenditure, held in trust in short term		8,543		535,305		1,200,988
Total	Ps.	7,500,193	Ps.	14,444,549	Ps.	13,332,877

On 2017 and 2018 the Company signed an agreement with Casa de Bolsa Banorte S.A. de C.V., Grupo Financiero Banorte (Banorte) in the Guadalajara airport, Puerto Vallarta airport and San José del Cabo airport. During 2019 the investments were made and paid for the trusts entirety, as of December 31, 2021 there is no balance for this extension

On December 10, 2020 the Company established twelve trusts for investment and administration with Scotiabank Inverlat S.A., Institución de Banca Múltiple, Grupo Financiero Scotiabank Inverlat, División Fiduciaria, which acts as a trustee, while the airports of the Company are trustors and trustees. The trusts are controlled by a Technical Committee consisting solely of executives of the Company, these trusts are revocable and can only be allocated for the to pay the execution of MDP on the Mexican Airports, the total amount of the trusts is amounted of Ps.535,305. During 2021 the investments were made and paid for the trusts entirety.

On December 29, 2021, were deposited in the twelve trust with Scotiabank Inverlat SA, Institución de Banca Múltiple, Grupo Financiero Scotiabank Inverlat, S.A., Fiduciary Division financial, the resources for compliance with the MDP at the Mexican airports, the amount of the trust to Ps.1,200,988.